Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Foreclosed assets	$ 2,397	$ 1,736
Fair Value, Measurements, Nonrecurring [Member]
Assets
Foreclosed assets	2,397	1,736
Impaired loans, net of allowance	6,123	3,319
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Foreclosed assets	2,397	1,736
Impaired loans, net of allowance	$ 6,123	$ 3,319